Annual Fund Operating Expenses - Retail - Vanguard Multi-Sector Income Bond Fund	Oct. 12, 2021
Admiral Shares
Operating Expenses:
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.40%	[1]
Investor Shares
Operating Expenses:
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.